Risk information	12 Months Ended
Dec. 31, 2018
Risk information
Risk information

Note 27. Risk information

For further information on SEK’s risk management, see Note 30.

Consolidation of SEK pursuant to the supervisory regulations does differ from the consolidation made in the Consolidated Financial Statements for 2018, as SEKETT AB is not a financial company and no consolidation of SEK pursuant to the supervisory regulation was made. Since no subsidiary is an institute pursuant to the CRR definition, subsidiaries are not subject to the supervisory regulations on an individual basis.

The table of credit quality as per category in the Statement of Financial Position and the table illustrating the link between the Statement of Financial Position categories and exposures under the CRR contain carrying amounts. Other tables show amounts in accordance with the capital requirements calculations, however before application of conversion factors.

Credit risk

Credit risk is defined as the risk of losses due to the failure of a credit or an arrangement similar to that of a credit to be fulfilled. Credit risk is divided into issuer risk, counterparty risk, concentration risk, settlement risk and country risk (including transfer risk).

SEK’s credit risks are limited using a risk-based selection of counterparties and are further mitigated by the use of guarantees, netting agreements, collateral and other forms of collateral. SEK’s appetite for credit risk is significantly greater than its appetite for other risks.

Risk management

The Risk policy and the Credit Policy

The Risk Policy and the Credit Policy issued by the Board, and the Credit Instruction issued by the Board’s Credit Committee are the foundations upon which SEK’s credit risk management is based. These policy documents constitute the framework for the level of credit risk that SEK can accept and describe the decision-making structure and credit-decision mandate as well as the credit norm. The underlying methodological working papers clarify the credit process, fundamental principles for credit limits and the management of problem loans.

The credit norm is a core concept for SEK’s credit granting and clarifies expectations in terms of credit quality. For a business transaction to be considered to fall within the credit norm, it is necessary for the proposition to satisfy the requirements for all of the following areas:

1.	Norm for risk level
2.	Norm for lending terms
3.	Norm for know your customer (KYC)
4.	Norm for sustainability risk

The Board determines the risk strategy, including the credit strategy and risk appetite, and the overall limits within which the Company is to operate. All credit decisions are to be made in line with the decision-making mandate structure established by the Board for delegated decision-making. SEK’s credit-decision structure and established mandates is built on a decision-making structure based on the duality principle, thus ensuring thorough analysis and assessment of all credit propositions.

Risk reduction

Credit risk is reduced through the use of various credit-risk hedges, in the form of guarantees, netting agreements and other forms of collateral.

The guarantors, particularly with regard to end-customer financing, are predominantly government export credit agencies in the OECD, of which the Swedish Export Credits Guarantee Board (EKN) is the largest. Since the credit risk is allocated to a guarantor, SEK’s guaranteed credit-risk exposure in reports of its net credit risk exposure largely consists of exposure to government counterparties.  Guarantees are also received from financial institutions and, to a lesser extent, non-financial corporations and insurance companies.

The counterparty risk associated with derivative contracts is always documented using ISDA Master Agreements, which also entail a netting agreement, with the support of collateral agreements in the form of a CSA. Approved collateral under the CSAs signed by SEK always takes the form of liquid assets.

SEK also uses various types of collateral to reduce credit risks pertaining to certain types of credit granting. While collateral is significant for individual transactions, it has limited impact on the total lending portfolio.

Limit setting

SEK utilizes limits to restrict credit risks to a specified level. Limits express the highest permissible exposure to a counterparty for specific tenors and for various types of exposures, such as corporate lending, guarantees, counterparty risk in derivative contracts or liquidity investments. Exposures must be encompassed within the limits that have been decided for the particular counterparties. The overall limits are set by the Board. All limits are reviewed at least once annually.

Testing provisions

Starting on January 1, 2018, SEK applies IFRS 9 for the impairment of financial instruments. Impairment is based on the model for expected credit losses (ECL). The assets being impairment tested are divided into three scenarios: scenario 1, scenario 2 and scenario 3. Initially, all exposures are in scenario 1. Exposures where there is a significant increase in credit risk are placed in scenario 2 and scenario 3 encompasses exposures in default. Scenario 3 impairments are calculated through individual testing based on an expert assessment.  Individual testing provisions are made when objective conditions exist that indicate a possible need for the financial asset to be impaired according to scenario 3. The Credit Committee prepares provision proposals from the account managers and credit analysts, which are thereafter determined by the Board’s Credit Committee. The Board adopts the accounts and thereby the provisions. Refer to Note 1 for more information on the calculation of expected credit losses under IFRS 9.

Risk measurement

With the exception of a few counterparties, SEK uses, and has permission to use, a foundation IRB approach for measuring the credit risk inherent in exposures to a majority of SEK’s counterparties. This means that for these exposures SEK uses its own estimates of the probability of default (PD) risk parameter which, per counterparty, reflects the assigned internal risk rating. Other risk parameters, including loss given default (LGD) and credit conversion factors (CCF), are determined by the Capital Requirements Regulation (CRR). All of SEK’s counterparties are assigned an internal risk rating.

SEK’s permission from the Swedish FSA to use a foundation IRB approach encompasses exposures to central governments, regional governments, county councils, multilateral development banks, and companies, including insurance companies and financial institutions. The Swedish FSA has permitted SEK to apply exceptions from the IRB approach for certain exposures. For these exposures, SEK uses the standardized approach and external ratings when calculating risk exposure amounts (when no external rating is available, the exposure is assigned a risk weight of 100 percent).(1)

The exempted exposures, for which the standardized approach is used instead, are as follows:

Exposures in the Customer Finance business area (exception valid as long as these exposures are of minor importance in terms of scope and risk profile)

Guarantees for the benefit of small and medium-sized enterprises (exception valid as long as these exposures are of minor importance in terms of scope and risk profile)

Counterparty risk in derivative contracts

Counterparty risk in derivative contracts — which is a type of credit risk — arises when derivatives are used to manage risks. To limit this risk, SEK enters into such transactions solely with counterparties with strong credit ratings. Risk is further reduced by SEK’s entering into ISDA Master Agreements (ISDAs), together with associated CSAs, with its counterparties before entering into derivative contracts. These bilateral CSAs mean that the maximum permissible risk levels for ISDA and CSA agreements are reviewed continuously to be able to renegotiate the terms as necessary. For counterparty exposures that exceed the threshold amounts under the relevant CSAs due to market value changes, settlement is demanded so that the counterparty exposure is reduced to the pre-agreed level. All interest derivative contracts are subject to central clearing according to the EU’s regulation on OTC derivatives, central clearing counterparties and trade repositories (EMIR) since the end of 2016.

Risk monitoring

SEK’s exposures are analyzed, reported and followed up regularly in respect of credit portfolio risk concentration and the credit quality of individual debtors. The analysis encompasses, among other things, (i) the size of individual commitments, (ii) domicile and (iii) sector. The analysis refers to both direct exposure and indirect exposure. The concentration risks mentioned above are reflected in SEK’s calculation of economic capital for credit risks, which leads to a higher capital requirement compared with the minimum capital requirement. When calculating capital requirements, the minimum capital requirement does not take concentration risks into account. For the purpose of monitoring and checking large exposures, SEK has defined internal limits, which impose further limitations on the size of such exposures in addition to those stated in the CRR.

Exposures assessed as problem loans, meaning those for which SEK assesses that there is a high probability that the undertaking according to the original agreement will not be fulfilled, are analyzed in greater detail and more frequently. The term “problem loans” encompasses

(1)   In the capital adequacy, those counterparties using external ratings are assigned an internal rating under IFRS 9.

forborne exposures, non-performing receivables and non-performing exposures. The intention is to identify, at an early stage, credits with an elevated risk. This is to adapt the exposure, reduce credit losses and ensure that the risk rating reflects the actual risk associated with the particular counterparty.

The credit portfolio is subject to regular stress tests. The results of the scenario analyses and stress tests are reported to the Board or the Risk Committee on a regular basis. The Company’s risk and product rating, and risk estimates, comprise a central feature of the reporting of credit risk to the Board, the Risk and Compliance Committee and the Credit Committee. The Chief Executive Officer and the Chief Risk Officer inform the Board of all significant changes concerning SEK’s IRB system. SEK’s IRB system is validated by Risk at least once annually.

Risk information, credit risk

The table below shows the maximum credit exposure. Nominal amounts are shown, apart from cash and cash equivalents and derivatives, which are recognized at the carrying amount.

	December 31, 2018
	Maximum credit-risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	2,686
Treasuries/government bonds	11,124	—
Other interest-bearing securities except loans	48,577	—
Loans in the form of interest-bearing securities	—	36,303
Loans to credit institutions	—	12,543
Loans to the public	—	215,504
Derivatives	4,525	—
Total financial assets	64,226	267,036

	December 31, 2017
	Maximum credit-risk exposure
	Assets at fair value through	Available-for-sale	Loans and
Skr mn	profit or loss	assets	accounts receivable
Cash and cash equivalents	—	—	1,231
Treasuries/government bonds	—	4,376	—
Other interest-bearing securities except loans	133	39,592	—
Loans in the form of interest-bearing securities	—	—	40,558
Loans to credit institutions	—	—	23,209
Loans to the public	—	—	213,549
Derivatives	7,803	—	—
Total financial assets	7,936	43,968	278,547

Maximum credit-risk exposure for loans to credit institutions and loans to the public includes committed but undisbursed loans at year end, which are recognized in nominal amounts.

The table below shows the credit quality following risk mitigation (net) per row in the Statement of Financial Position.The figures pertain to carrying amounts. SEK uses guarantees, CDSs and insurance policies as credit-risk hedges; refer also to Note 30 Risk and capital management.

	December 31, 2018
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	634	1,782	—	—	—	2,416
Treasuries/government bonds	2,365	8,752	—	—	—	11,117
Other interest-bearing securities except loans	10,882	32,331	5,452	—	—	48,665
Loans in the form of interest-bearing securities	—	8,182	24,488	4,111	—	36,781
Loans to credit institutions	2,663	23,161	1,480	421	—	27,725
Loans to the public	84,766	25,878	32,971	17,430	49	161,094
Derivatives	—	5,322	1,207	—	—	6,529
Total financial assets	101,310	105,408	65,598	21,962	49	294,327
Committed undisbursed loans	47,644	1,626	1,253	290	1	50,814

	December 31, 2017
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	1,133	98	—	—	—	1,231
Treasuries/government bonds	401	3,981	—	—	—	4,382
Other interest-bearing securities except loans	4,396	34,295	1,116	—	—	39,807
Loans in the form of interest-bearing securities	—	9,636	27,434	4,055	—	41,125
Loans to credit institutions	3,018	15,766	3,229	1,185	—	23,198
Loans to the public	70,043	25,670	32,168	13,164	66	141,111
Derivatives	—	6,324	1,479	—	—	7,803
Total financial assets	78,991	95,770	65,426	18,404	66	258,657
Committed undisbursed loans	63,922	978	6,452	1,562	—	72,914

The credit quality of financial assets is assessed using internal and external ratings.

The table below illustrates the link between the Statement of Financial Position categories and net exposures according to CRR.

	December 31, 2018
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector
Skr mdr	amount	exposure(1)	governments	governments	banks	entity	Financial institutions	Corporates
Cash and cash equivalents	2.4	-0.2	0.3	—	—	—	2.3	—
Treasuries/government bonds	11.1	0.0	11.1	—	—	—	—	—
Other interest-bearing securities except loans	48.7	-0.1	4.8	7.0	—	0.6	15.7	20.7
Loans in the form of interestbearing securities	36.8	-0.1	—	—	—	—	0.7	36.2
Loans to credit institutions including cash and cash equivalents(1)	27.7	16.2	1.4	5.5	—	—	4.5	0.1
Loans to the public	161.1	-1.1	99.5	0.9	0.1	—	5.6	56.1
Derivatives	6.5	2.0	—	—	—	—	4.5	0.0
Other assets	5.0	0.9	4.1	—	—	—	—	—
Total financial assets	299.3	17.6	121.2	13.4	0.1	0.6	33.3	113.1
Contingent liabilities and commitments(2)	55.6	-0.1	48.4	—	—	0.0	0.9	6.4
Total	354.9	17.5	169.6	13.4	0.1	0.6	34.2	119.5

	December 31, 2017
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector
Skr mdr	amount	exposure(1)	governments	governments	banks	entity	Financial institutions	Corporates
Cash and cash equivalents	1.2	0.0	0.5	—	—	—	0.7	—
Treasuries/government bonds	4.4	0.0	4.4	—	—	—	—	—
Other interest-bearing securities except loans	39.8	-0.2	1.3	4.9	—	0.4	20.7	12.7
Loans in the form of interestbearing securities	41.1	-0.2	—	—	—	—	2.1	39.2
Loans to credit institutions including cash and cash equivalents(2)	23.2	10.4	1.9	5.8	—	—	4.8	0.3
Loans to the public	141.1	-0.8	85.6	0.7	—	0.0	4.4	51.2
Derivatives	7.8	3.7	—	—	—	—	4.1	0.0
Other assets	3.6	0.1	3.5	—	—	—	—	—
Total financial assets	262.2	13.0	97.2	11.4	—	0.4	36.8	103.4
Contingent liabilities and commitments(2)	78.0	—	69.9	—	—	—	1.8	6.3
Total	340.2	13.0	167.1	11.4	—	0.4	38.6	109.7
(1)	Skr 16.4 billion (2017: Skr 10.3 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
(2)	Contingent liabilities and commitments, except cash collateral.

Derivative exposure after netting under current ISDA Master Agreements in accordance with the CRR’s management of the counterparty risk in derivative contracts amounts to Skr 3.7 billion (2017: SEK 3.6 billion). For more information on the counterparty risk in derivative contracts under the CRR, refer to Note 30.

Total credit exposures in the Group

Net exposures are recognized after taking the impact of guarantees and credit derivatives into account. Gross exposures are recognized without taking the impact of guarantees and credit derivatives into account. According to the internal risk follow-up, the amounts agree with the capital requirements calculations, although without the application of conversion factors. In tables showing the geographical breakdown of exposures, North America is shown excluding Central America.

Total net exposures

	Interest-bearing securities				Committed undisbursed loans, derivatives,
	and lending				etc.				Total
Skr mdr	December 31, 2018		December 31, 2017		December 31, 2018		December 31, 2017		December 31, 2018		December 31, 2017
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	121.2	43.8	97.1	39.6	48.4	80.3	70.0	85.1	169.6	50.3	167.1	51.1
Regional governments	13.4	4.8	11.4	4.7	—	—	—	—	13.4	4.0	11.4	3.5
Multilateral development banks	0.1	0.0	0.0	0.0	0.0	0.0	—	—	0.1	0.0	0.0	0.0
Public sector entity	0.6	0.2	0.4	0.2	—	—	—	—	0.6	0.2	0.4	0.1
Financial institutions	28.7	10.4	32.7	13.3	5.5	9.1	5.9	7.2	34.2	10.1	38.6	11.8
Corporates	113.1	40.8	103.4	42.2	6.4	10.6	6.3	7.7	119.5	35.4	109.7	33.5
Total	277.1	100.0	245.0	100.0	60.3	100.0	82.2	100.0	337.4	100.0	327.2	100.0

Geographical breakdown of credit exposures by exposure class

Geographical breakdown of gross exposures by exposure class, per December 31, 2018

	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl	Eastern
Skr mdr	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	2.8	5.3	4.0	1.9	—	43.7	7.1	8.6	—	73.4
Regional governments	1.7	—	—	—	—	—	7.0	0.1	—	8.8
Public sector entity	—	—	—	—	—	—	—	0.6	—	0.6
Financial institutions	—	2.4	0.5	6.2	1.1	0.4	12.3	9.8	0.3	33.0
Corporates	21.4	12.6	1.2	53.0	—	9.6	83.2	36.0	4.6	221.6
Total	25.9	20.3	5.7	61.1	1.1	53.7	109.6	55.1	4.9	337.4

Geographical breakdown of gross exposures by exposure class, per December 31, 2017

	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr mdr	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	1.8	5.6	4.0	—	—	42.7	7.4	0.2	—	61.7
Regional governments	0.6	—	—	—	—	—	4.8	0.1	—	5.5
Public sector entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.1	0.0	9.1	1.1	1.2	11.3	10.8	0.3	36.9
Corporates	23.0	14.6	0.2	53.5	0.1	9.9	74.3	39.9	7.2	222.7
Total	25.4	23.3	4.2	62.6	1.2	53.8	97.8	51.4	7.5	327.2

Geographical breakdown of net exposures by exposure class, per December 31, 2018

	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr mdr	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	—	0.7	4.0	3.9	—	0.9	139.0	18.0	3.1	169.6
Regional governments	—	—	—	—	—	—	13.2	0.2	—	13.4
Multilateral development banks	—	—	—	—	—	—	—	0.1	—	0.1
Public sector entity	—	—	—	—	—	—	—	0.6	—	0.6
Financial institutions	—	2.4	0.9	6.9	1.1	0.3	8.7	13.6	0.3	34.2
Corporates	4.6	3.1	3.1	2.9	—	3.0	80.5	22.2	0.1	119.5
Total	4.6	6.2	8.0	13.7	1.1	4.2	241.4	54.7	3.5	337.4

Geographical breakdown of net exposures by exposure class, per December 31, 2017

	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr mdr	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	—	0.7	4.0	2.4	—	0.9	145.1	10.9	3.1	167.1
Regional governments	—	—	—	—	—	—	11.2	0.2	—	11.4
Multilateral development banks	—	—	—	—	—	—	—	0.0	—	0.0
Public sector entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.0	0.5	9.6	1.2	1.1	6.9	16.0	0.3	38.6
Corporates	4.9	3.6	1.7	2.9	—	3.3	72.2	21.0	0.1	109.7
Total	4.9	7.3	6.2	14.9	1.2	5.3	235.4	48.5	3.5	327.2

Impact of credit-risk hedges by exposure class and hedge type

The table below shows, on the basis of gross exposure class, a breakdown based on whether or not the amounts are covered by credit-risk hedges in the form of guarantees or credit derivatives that are included in the capital adequacy calculations. Credit insurance issued by insurance companies is thus counted as guarantees. Hedged amounts have been divided in accordance with the hedge issuer’s exposure class and type of hedge. Accordingly, the tables show the hedge types that convert gross exposures to net exposures.

Impact of credit-risk hedges, at December 31, 2018

	Gross exposures by exposure class
							wherof
	Central	Regional	Public	Financial			subject to
Skr bn	government	governments	Sector Entity	institutions	Corporates	Total	IFRS9(1)
Amounts related to hedges issued by:
Central governments	50.9	1.7	—	0.2	94.3	147.1	147.1
of which, guarantees issued by the EKN	49.9	1.7	—	0.1	80.1	131.8	131.8
of which, guarantees issued by other export credit agencies	1.0	—	—	0.1	10.9	12.0	12.0
of which, other guarantees	—	—	—	—	3.3	3.3	3.3
Regional governments	—	—	—	5.5	0.8	6.3	6.3
Multilateral development banks	—	—	—	—	0.1	0.1	0.1
Financial institutions	—	—	—	—	6.9	6.9	6.9
of which, credit default swaps	—	—	—	—	—	—	—
of which, guarantees	—	—	—	—	6.9	6.9	6.9
Corporates	—	—	—	—	2.7	2.7	2.7
of which, credit insurance from insurance companies	—	—	—	—	1.8	1.8	1.8
of which, other guarantees	—	—	—	—	0.9	0.9	0.9
Total hedged exposures	50.9	1.7	—	5.7	104.8	163.1	163.1
Unhedged exposures(2)	22.5	7.1	0.6	27.3	116.8	174.3	105.3
Total	73.4	8.8	0.6	33.0	221.6	337.4	268.4
(1)	Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
(2)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 25.8 billion for corporates and Skr 0.2 billion for central governments.

Impact of credit-risk hedges, at December 31, 2017

	Gross exposures by exposure class
	Central	Regional	Public	Financial
Skr bn	government	governments	Sector Entity	institutions	Corporates	Total
Amounts related to hedges issued by:
Central governments	49.3	0.5	—	0.4	104.4	154.6
of which, guarantees issued by the EKN	48.2	0.5	—	0.2	88.6	137.5
of which, guarantees issued by other export credit agencies	1.1	—	—	0.2	12.5	13.8
of which, other guarantees	—	—	—	—	3.3	3.3
Regional governments	—	0.0	—	5.9	0.6	6.5
Financial institutions	0.0	—	—	0.0	8.0	8.0
of which, credit default swaps	—	—	—	—	1.0	1.0
of which, guarantees	0.0	—	—	0.0	7.0	7.0
Corporates	—	—	—	0.0	3.1	3.1
of which, credit insurance from insurance companies	—	—	—	—	2.5	2.5
of which, other guarantees	—	—	—	0.0	0.6	0.6
Total hedged exposures	49.3	0.5	—	6.3	116.1	172.2
Unhedged exposures(1)	12.4	5.0	0.4	30.6	106.6	155.0
Total	61.7	5.5	0.4	36.9	222.7	327.2
(1)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 22.4 billion for corporates and Skr 0.2 billion for central governments.

Gross exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2018

	Central	Regional	Public sector	Financial
Skr bn	governments	governments	entity	institutions	Corporates	Total
Spain	—	—	—	0.1	9.8	9.9
Norway	—	—	—	2.4	4.1	6.5
Finland	0.1	0.1	—	0.2	5.4	5.8
United Kingdom	—	—	—	2.6	2.6	5.2
Denmark	—	—	—	1.7	3.2	4.9
Austria	2.9	—	—	1.7	—	4.6
Italy	—	—	—	—	4.2	4.2
Germany	3.1	—	0.6	0.3	—	4.0
The Netherlands	1.7	—	—	0.1	1.6	3.4
Poland	—	—	—	—	3.1	3.1
France	—	—	—	0.6	2.1	2.7
Luxembourg	0.8	—	—	—	1.2	2.0
Russian Federation	—	—	—	—	1.4	1.4
Switzerland	—	—	—	0.1	0.8	0.9
Belgium	—	—	—	0.0	0.6	0.6
Ireland	—	—	—	—	0.4	0.4
Latvia	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	0.2	0.2
Portugal	—	—	—	—	0.1	0.1
Estonia	—	—	—	0.0	—	0.0
Ukraine	—	—	—	—	0.0	0.0
Hungary	—	—	—	—	0.0	0.0
Greece	—	—	—	—	0.0	0.0
Total	8.6	0.1	0.6	10.0	40.8	60.1

Gross exposures Europe, excluding Sweden, breakdown by exposure class, at  December 31, 2017

	Central	Regional	Public sector	Financial
Skr bn	governments	governments	entity	institutions	Corporates	Total
Spain	—	—	—	0.1	12.4	12.5
Finland	0.2	0.1	—	—	7.1	7.4
Norway	—	—	—	3.3	2.5	5.8
United Kingdom	—	—	—	2.2	3.1	5.3
The Netherlands	—	—	—	2.2	2.1	4.3
Italy	—	—	—	—	4.2	4.2
France	—	—	—	1.6	2.5	4.1
Russia	—	—	—	—	4.0	4.0
Denmark	—	—	—	1.1	2.8	3.9
Poland	—	—	—	—	3.1	3.1
Luxembourg	—	—	—	0.0	1.2	1.2
Switzerland	—	—	—	—	0.9	0.9
Germany	—	—	0.4	0.3	—	0.7
Iceland	—	—	—	—	0.5	0.5
Ireland	—	—	—	—	0.4	0.4
Belgium	—	—	—	0.0	0.3	0.3
Latvia	—	—	—	0.2	—	0.2
Estonia	—	—	—	0.1	—	0.1
Greece	—	—	—	—	0.0	0.0
Hungary	—	—	—	—	0.0	0.0
Ukraine	—	—	—	—	0.0	0.0
Total	0.2	0.1	0.4	11.1	47.1	58.9

Net exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2018

			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
France	7.3	—	—	—	1.7	0.0	9.0
Germany	3.9	—	—	0.6	1.4	1.6	7.5
United Kingdom	0.3	—	—	—	1.6	4.9	6.8
Norway	0.4	—	—	—	2.4	4.0	6.8
Denmark	0.2	—	—	—	2.4	3.2	5.8
Finland	0.4	0.2	—	—	0.3	4.6	5.5
Austria	2.9	—	—	—	1.7	—	4.6
Poland	3.1	—	—	—	—	0.0	3.1
The Netherlands	1.7	—	—	—	0.4	0.7	2.8
Luxembourg	0.8	—	0.1	—	—	1.0	1.9
Spain	—	—	—	—	0.9	0.5	1.4
Belgium	—	—	—	—	0.6	0.5	1.1
Switzerland	—	—	—	—	0.3	0.5	0.8
Ireland	—	—	—	—	—	0.4	0.4
Latvia	—	—	—	—	0.2	—	0.2
Italy	—	—	—	—	—	0.2	0.2
Iceland	—	—	—	—	—	0.2	0.2
Portugal	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.0	—	0.0
Hungary	—	—	—	—	—	0.0	0.0
Russian Federation	—	—	—	—	—	0.0	0.0
Total	21.0	0.2	0.1	0.6	13.9	22.4	58.2

Net exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2017

			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
France	7.8	—	—	—	2.5	0.0	10.3
United Kingdom	0.5	—	—	—	1.7	5.5	7.7
Finland	0.5	0.3	—	—	—	6.3	7.1
Norway	0.5	—	—	—	3.4	2.3	6.2
Denmark	0.2	—	—	—	2.2	2.4	4.8
Germany	1.4	—	—	0.4	2.0	0.9	4.7
Poland	3.1	—	—	—	—	—	3.1
The Netherlands	—	—	—	—	2.4	0.2	2.6
Spain	—	—	—	—	0.9	1.7	2.6
Belgium	—	—	—	—	0.7	0.2	0.9
Switzerland	—	—	—	—	0.2	0.3	0.5
Luxembourg	0.0	—	0.0	—	0.0	0.4	0.4
Ireland	—	—	—	—	—	0.4	0.4
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.2	0.2
Italy	—	—	—	—	—	0.1	0.1
Russia	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.1	—	0.1
Austria	—	—	—	—	0.0	—	0.0
Hungary	—	—	—	—	—	0.0	0.0
Total	14.0	0.3	0.0	0.4	16.3	21.0	52.0

Corporate exposures, broken down by industry (GICS)

	December 31, 2018		December 31, 2017
Skr mdr	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	79.6	13.0	88.4	12.9
Industry	46.9	41.0	41.9	36.4
Finance	27.6	16.6	32.2	19.9
Commodities	24.5	19.0	21.9	16.8
Consumer goods	21.8	20.4	18.3	15.9
Electricity, water and gas	15.0	5.6	14.1	4.4
Healthcare	3.5	3.2	3.0	2.7
Energy	2.5	0.5	2.9	0.7
Other	0.2	0.2	—	—
Total	221.6	119.5	222.7	109.7

Market risk

Market risk is the risk of loss or changes in future NII due to changes in, for example, interest rates, exchange rates, commodity prices or share prices. Market risk includes price risk in connection with sales of assets or the closing of exposures.

Risk management

SEK’s Board establishes SEK’s market risk appetite and its strategy. In addition, instructions established by the CEO regulate SEK’s management of market risks. The Board’s Finance and Risk Committee makes decisions on limit structures, which clearly define and limit the permissible exposure to net market risk. The Chief Risk Officer decides on the method for determining how market risks are to be calculated and proposes changes in limit structures in connection with reviews of risk appetite and limits. All instructions are re-established annually. Market risk exposures are measured and reported on a daily basis to the CEO, and the Board’s Finance and Risk Committee at scheduled meetings. Cases where limits are exceeded are escalated without delay to the CEO, and the Board’s Finance and Risk Committee.

SEK borrows funds by issuing bonds or other debt instruments which, regardless of the market risk exposures in the bonds, are hedged by being swapped via derivatives to a floating interest rate. The Company’s risk appetite for market risk resulting from unmatched cash flows is low. Borrowed funds are used either immediately for lending, mainly at floating interest rates, or alternatively through derivatives at a floating rate, or to ensure that SEK has adequate liquidity in the form of liquidity investments and liquidity reserves. The aim is to hold assets and liabilities to maturity.

The duration of available borrowing matches that of lending and the maturity profile of liquidity investments is adapted to ensure that funds are available for all accepted but as yet undisbursed lending.

Unrealized changes in fair value affect the value of SEK’s assets and liabilities and impact the volatility of both earnings and SEK’s own funds. SEK’s largest net exposures are to changes in spread risk, mainly to credit spreads associated with assets and liabilities and to cross-currency basis swap spreads. Spread risks are managed by having established limits and daily limit monitoring.

Risk measurement

The following describes how SEK calculates and limits market risk internally. For the impact on earnings and other comprehensive income due to the interest-rate risk, see the table on page 117. Additional factors, such as different sensitivity calculations regarding the impact on economic value, earnings, equity and own funds, as well as a number of stress tests, are measured and reported but are not subject to limits. The CIRR-system has been excluded since the government compensates SEK for all interest-rate differentials, borrowing costs and net foreign-exchange losses within the CIRR-system (see Note 1).

Value at Risk

SEK’s primary market risk metric is Value at Risk (VaR). VaR is a statistical market risk metric that estimates the potential loss with a defined level of likelihood. In other words, for a given period of time and confidence level the VaR states a loss threshold value that will not be exceeded as a result of changes in the financial markets.

The VaR model is based on historical simulations in which historic market movements are applied to current holdings to simulate possible outcomes of value changes. Market parameters used as risk factors are interest rates, cross-currency basis spreads, credit spreads, currencies, equities, indices and commodities as well as volatilities of swaptions, caps/floors, equities, commodities and currencies. The VaR calculation is based on two years of historic daily market movements. Further historical data from December 2006 is used to calculate stressed VaR, in which several periods with extreme market movements are included, and a worst-case VaR outcome for the entire period can be identified. Stressed VaR is based on one year of historical daily data.

VaR is calculated for SEK’s portfolio and separately for the liquidity portfolio for positions recognized at fair value in the balance sheet that impact own funds, with the exception of changes due to credit spreads on SEK’s own debt. Currency positions are also included for all of these positions. At year-end, VaR for own funds amounted to Skr 14 million (year-end 2017: 20) and for the liquidity portfolio VaR was Skr 8 million (year-end 2017: 9). The risk appetite for corresponding exposures is Skr 100 million and Skr 50 million respectively.

Aggregated risk measure

The aggregated risk measure is based on analyses of historical scenarios with a monthly risk horizon. The scenarios are updated each month and comprise historical movements in risk factors from the entire period from the end of 2006 until today. The aggregated risk measure estimates the impact on SEK’s equity by applying historically observed movements in the market factors that affect the volatility of SEK’s equity. The exposure, which is based on the worst case scenario, is evaluated using SEK’s portfolio sensitivities to interest-rate risk, cross-currency basis swap risk, credit spread risk in assets and currency risk. The limit is also based on the worst case scenario, which at the close of 2018 was a scenario based on market movements from October 2008. The risk at year-end 2018 amounted to Skr 742 million (year-end 2017: Skr 582 million). The risk appetite is set at Skr 1,100 million (year-end 2017: Skr 1,100 million).

Risk-specific measures

The VaR, aggregated risk measure and stress tests are complemented with risk-specific measures, including specific interest-rate-risk measures, spread-risk measures, currency-risk measures, etc.

The measurement and limiting of interest-rate risk in SEK is divided into two categories:

Interest-rate risk regarding changes in the economic value of SEK’s portfolio (EVE)

Interest-rate risk regarding changes in future net interest income (NII).

Market risk, type	Definition	Risk profile
Value at Risk

VaR measures a potential negative impact on SEK’s equity, in the form of unrealized gains or losses, as a result of value changes from historical market movements. Daily historic movements with a two-year horizon are applied to current holdings to simulate possible outcomes. The fifth worst outcome is reported as VaR.

The risk factors that primarily drive VaR at total level are cross-currency basis spreads and interest rates. In SEK’s liquidity portfolio, the primary driver is the bond portfolio credit spread risk. VaR for SEK and the liquidity portfolio amounted to Skr 14 million (year-end 2017: Skr 20 million) and Skr 8 million (year-end 2017: Skr 9 million) at the end of 2018. Risk appetite were Skr 100 million and Skr 50 million respectively.

Aggregated risk measure

The aggregated risk measure measures a potential negative impact on SEK’s equity as a result of value changes from historical market movements. Monthly market movements dating back as far as 2006 are applied to current holdings to simulate possible outcomes. The worst outcome is reported as the aggregated risk measure.

The risk factors primarily driving aggregated risk measures are credit spreads and interest rates followed by cross-currency basis spreads and exchange rates. Since aggregated risk measures are based on historical market data from 2006, the measure is not comparable with VaR but is comparable with stressed VaR (see above). At the end of 2018, the aggregated risk measure amounted to Skr 742 million (year-end 2017: 582). Risk appetite was Skr 1100 million (year-end 2017: 1100).

Interest-rate risk regarding changes in the economic value of SEK’s portfolio (EVE)

The interest-rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves. Positive and negative exposures are measured separated and whichever is largest, in absolute terms, comprises the exposure.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates. At the end of 2018, the risk amounted to Skr 188 million (year-end 2017: Skr 223 million). Risk appetite  were Skr 500 million (year-end 2017: Skr 500 million).

Interest-rate risk regarding changes in future net interest income (NII)

The net interest income risk within one year is calculated as the impact on net interest income for the coming year if new financing and investment must take place following a positive interest-rate shift of 100 basis points. For each stress test, the risk per currency is totaled in absolute terms.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms for the next year. The risk measurement captures the short-term impact of changes in interest rates. A shared limit of Skr 350 million is set for NII risk together with risk to NII from cross-currency basis swaps and, at the end of 2018, the combined exposure for NII risk including risk to NII from cross-currency basis swaps was Skr 237 million.

Risk to NII from cross-currency basis swaps

The 12 ‑month risk to NII from cross-currency basis swaps is measured as the impact on SEK’s future earnings resulting from an assumed cost increase for transfers between currencies for which cross-currency basis swaps are used. For each stress test, the risk per currency is totaled in absolute terms.

The risk is attributable to cases where borrowing and lending are not matched in terms of currency and, therefore, the future cost (change in the cross-currency basis spread) of converting borrowing to the desired currency is dependent on cross-currency basis swaps. The risk is primarily attributable to Swedish kronor, because SEK has a deficit of Swedish kronor and borrows funds in other currencies, which are swapped into Swedish kronor. A shared limit of Skr 350 million is set for risk to NII from cross-currency basis swaps together with NII risk and, at the end of 2018, the combined exposure for NII risk including risk to NII from cross-currency basis swaps was Skr 237 million.

Credit spread risk in assets

Credit spread risk in assets is calculated as a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for those assets measured at fair value.

The risk is attributable to bonds in liquidity investments, including liquidity reserves, credit derivatives that hedge the credit risk in a number of bonds, and securitizations. At the end of 2018, the credit spread risk in assets was negative Skr 297 million (year-end 2017: negative Skr 210 million) and the credit spread risk limit in assets amounted to Skr 500 million (year-end 2017: Skr 500 million).

Credit spread risk in own debt

Credit spread risk in own debt can have a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in present value after all of SEK’s credit spreads have been reduced by 20 basis points.

The risk is attributable to SEK’s structured debt measured at fair value. At year-end 2018, the credit spread risk in own debt amounted to Skr 606 million (year-end 2017: Skr 601 million) and the credit spread risk in own debt limit was Skr 1,000 million (year-end 2017: Skr 1,000 million).

Cross-currency basis spread risk.	The cross-currency basis spread risk measures the potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads.

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio. At year-end 2018, the cross-currency basis swap risk amounted to Skr 212 million (year-end 2017: Skr 161 million) and the cross-currency basis swap risk limit amounted to Skr 450 million (year-end 2017: Skr 450 million).

Currency risk	The risk is calculated as the change in value of all foreign currency positions at an assumed 10 percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position excluding unrealized changes in fair value is reported separately since SEK’s hedging strategy entails that only foreign exchange positions excluding unrealized changes in fair value are to be hedged. The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs (net interest margins) in foreign currency. Currency risk excluding unrealized changes in fair value is kept low by matching assets and liabilities in terms of currencies or through the use of derivatives. In addition, accrued gains and losses in foreign currency are regularly converted to Swedish kronor. At the end of 2018, the risk amounted to Skr 8 million (year-end 2017: Skr 2 million) and the limit for currency risk was Skr 15 million (year-end 2017: Skr 15 million).

Other risks (equities, commodity and volatility risks)	These are attributable to structured borrowing and are calculated with the aid of stress tests of underlying equity indices or volatility.

SEK’s equities and commodity risks, as well as FX volatility risks, only arise from structured borrowing. The structured borrowing is hedged by being swapped to floating interest rates. While all structured cash flows are matched through a hedging swap, there could be an impact on earnings. This is because measurement of the bond takes account of SEK’s own credit spread, while the swap is not affected and also because of changes in expected maturity for the structured borrowing. Interest-rate volatility risk also arises from other transactions with early redemption options. These risks are calculated and limited. At the end of 2018, these risks and limits were low.

Stress tests

SEK conducts regular stress tests by applying movements in market factors that have been historically observed in the market place (historical scenarios) and movements that could happen in the future (hypothetical or forward-looking scenarios). Analyses of this type provide management with insight into the potential impact on SEK’s operations of significant movements in risk factors, or of broader market scenarios, and also continuously ensure that the risk measurement is effective.

Risk monitoring

Market risks are measured, analyzed and reported to the Company's management on a daily basis. Cases where limits are exceeded are escalated without delay and managed pursuant to documented instructions. A more exhaustive analysis is conducted each month of how markets and risks have developed during the period and complemented with stress tests based on a number of historical scenarios.

Risk information

For a supplementary and expanded account of the market risk-related information, refer to the separate risk report, “SEK - Capital Adequacy and Risk Management Report - Pillar 3.”

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1%).

	2018			2017
		of which, financial instruments	of which, financial instruments		of which, financial instruments	of which, financial instruments
		measured at fair	measured at fair value		measured at fair	measured at fair
		value through profit or	through other comprehensive		value	value through other
Skr mn	Total	loss	income	Total	through profit or loss	comprehensive income
Foreign currency	59	258	0	17	326	-21
Swedish kronor	-174	95	0	-188	109	-1
	-115	353	0	-171	435	-22

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (‑1%).

	2018			2017
		of which, financial instruments	of which, financial instruments		of which, financial instruments	of which, financial instruments
		measured at fair	measured at fair value		measured at fair	measured at fair
		value through profit or	through other comprehensive		value	value through other
Skr mn	Total	loss	income	Total	through profit or loss	comprehensive income
Foreign currency	-29	-272	0	-4	-348	22
Swedish kronor	216	-92	0	274	-110	18
	187	-364	0	270	-458	40

Assets, liabilities and derivatives denominated in foreign currency

Assets, liabilities and derivatives denominated in foreign currency (meaning currencies other than Swedish kronor) have been translated to Swedish kronor using the exchange rates applying at year end between the currency concerned and Swedish kronor.

The relevant exchange rates for the currencies representing the largest shares in the Group’s net assets and net liabilities in the balance sheet were as shown in the table below (expressed in Swedish kronor per unit of the particular foreign currency). Share at year end is the share of the total volume of assets and liabilities denominated in foreign currency. Currency positions at year-end are the net for each currency of all assets and liabilities in the balance sheet. The figures shown are carrying amounts.

	December 31, 2018			December 31, 2017
		Share at			Share at
	Exchange	year end,	Currency positions	Exchange	year end,	Currency positions
Currency	rate	%	at year end (Skr mn)	rate	%	at year end (Skr mn)
SKR	1	94	n.a.	1	93	n.a.
EUR	10.2626	1	-165	9.8255	2	-429
USD	8.9674	1	188	8.1950	1	289
JPY	0.08120	1	-185	0.07281	1	-216
GBP	11.3683	1	-133	11.0704	1	-133
CHF				0.4167
MXN					1	-137
THB	0.2755	1	-120
Other		1	282		1	-168
Total foreign currency position		100	-133		100	-794

Currency risk is limited to accrued net income and is hedged regularly. In accordance with SEK’s rules for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr 0 million (year-end 2017: Skr 6 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts (in millions of Swedish kronor).

Skr mn	December 31, 2018	December 31, 2017
Total assets,	302,033	264,392
of which, denominated in foreign currencies	216,355	201,371
Total liabilities,	283,794	246,818
of which, denominated in foreign currencies	229,880	202,166

Liquidity risk and refinancing risk

Liquidity and refinancing risk is defined as the risk of SEK not being able to refinance its outstanding loans and committed undisbursed loans, or being unable to meet increased liquidity requirements. Liquidity risk also includes the risk of having to borrow funds at unfavorable interest rates or needing to sell assets at unfavorable prices in order to meet payment commitments.

Risk management

SEK’s Board has overall responsibility for liquidity and refinancing risks and establishes policy documents for liquidity risk management; in addition, the CEO establishes instructions for operational management. Liquidity risk is managed operationally by the Treasury function. Liquidity and refinancing risk is measured and reported regularly to the relevant manager, the Risk and Compliance Committee, the CEO, and the Board and its committees.

SEK has low tolerance for long-term structural liquidity risk and financing must be available throughout the maturity for all credit commitments, pertaining to both outstanding and committed undisbursed loans. For CIRR-loans, which SEK manages on behalf of the Swedish government, the Company’s credit facility with the Swedish National Debt Office is also regarded as available borrowing. The credit facility, granted by the government through the Swedish National Debt Office, amounted to Skr 125 billion in 2018 (2017: Skr 125 billion) and is available solely for CIRR-loans. In December 2018, the state established that the credit facility for 2019 will amount to Skr 125 billion. The credit facility is valid through December 31, 2019 and entitles SEK to receive financing over the maturities of the underlying CIRR-loans. This credit facility has not been utilized.

Borrowed funds not yet used to finance credits must be invested in interest-bearing securities, also known as liquidity investments. The management of liquidity investments is regulated in the Liquidity Strategy established by the Board’s Finance and Risk Committee. The size of the liquidity portfolio is adapted to cover outflows, outside the CIRR-system, attributable to: 1) committed undisbursed loans, 2) CSAs with derivative counterparties, 3) outflows attributable to short-term borrowing transactions and 4) budgeted new lending. The target for SEK’s new lending capacity is to facilitate at least four months of new lending, in line with SEK’s estimated new lending requirements.

The maturity profile of liquidity investments is matched against the net of borrowing and lending. Investments must be made in assets of good credit quality. Issuers in the liquidity portfolio must have an internal risk classification of at least A-. For commercial paper and corporate bonds, however, an internal risk classification of at least BBB- is permissible as long as the remaining maturity does not exceed one year and the domicile is in Sweden, Denmark, Finland, Norway or Germany. Such investments should take into account the liquidity of the investment under normal market conditions and the investment’s currency must comply with established guidelines. SEK intends to hold these assets to maturity and only divest them should circumstances so demand. The liquidity reserve, in which only securities regarded as highly liquid are included, accounts for a portion of SEK’s liquidity investments. The purpose of the liquidity reserve is to safeguard SEK’s short-term solvency, and to fulfil the Company’s requirement for the lowest liquidity coverage ratio (LCR).

SEK’s borrowing strategy is regulated in the Financing Strategy Policy, which is established by the Board’s Finance and Risk Committee. The aims of the Financing Strategy include ensuring that SEK’s borrowing is well-diversified in terms of markets, investors, counterparties and currencies. With regard to maturity, no refinancing risk is allowed. For the purpose of ensuring access to short-term funding, SEK has revolving borrowing programs for maturities of less than one year, including a US Commercial Paper Program (UCP) and a European Commercial Paper program (ECP). SEK also has a swingline facility that functions as a back-up facility for SEK’s revolving borrowing program for maturities of less than one year. To secure access to substantial volumes of non-current borrowing, and to ensure that insufficient liquidity or investment appetite among individual borrowing sources does not constitute an obstacle to operations, SEK issues bonds with different structures, currencies and maturities. SEK also issues bonds in many different geographic markets.

SEK has a contingency plan for the management of liquidity crises, which is issued by the Head of Treasury & Capital Management. The plan describes what constitutes a liquidity crisis according to SEK and what actions SEK intends to take if such a crisis is deemed to have occurred. The plan also describes the decision-making structure during a liquidity crisis. An internal and external communication plan is also included. The contingency plan is also closely linked to the results of the scenario analyses that are performed regularly, whereby various actions are taken to increase the release of cash and cash equivalents that have been analyzed with a preventive purpose.

Risk measurement

In the short term, liquidity risk is monitored mainly through measurement of the liquidity coverage ratio (LCR), which shows SEK’s highly liquid assets in relation to its net cash outflows for the next 30 calendar days. Cash-flow forecasts of up to one year are prepared regularly according to various scenarios. SEK’s policy for long-term structural liquidity risk is not to accept refinancing risk. Forecasts are made of the relationship between borrowing, including equity, and lending over time. A net stable funding ratio (NSFR) is also estimated. The NSFR measures the volume of available stable funding in relation to the need of stable funding within a period of 1 year. SEK also performs regular liquidity stress tests.

Risk monitoring

Liquidity risk is monitored through regular analysis and reporting to the Board of Directors and the Treasury function. Monthly reports are submitted to the Board and cover monitoring of LCR, NSFR, internal metrics, portfolio composition and liquidity stress tests. Daily monitoring of liquidity risk in the form of cash-flow forecasts are reported to the Treasury function.

Risk information

For a supplementary and expanded account of the liquidity and refinancing risk-related information, refer to the separate risk report, “SEK-Capital Adequacy and Risk Management Report-Pillar 3”.

Liquidity reserve(1) at December 31, 2018

Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	12.2	1.5	3.8	6.5	0.4
Securities issued or guaranteed by municipalities or other public entities	7.8	5.3	2.5	—	—
Covered bonds issued by other institutions	3.0	3.0	—	—	—
Balances with other banks and National Debt Office, overnight	0.3	0.3	—	—	—
Total Liquidity Reserve	23.3	10.1	6.3	6.5	0.4
(1)	The liquidity reserve is a part of SEK’s liquidity investments.

Liquidity investments by remaining maturity (“M”)

	December 31, 2018	December 31, 2017
M < 1 year	74%	84%
1 year < M < 3 years	26%	16%
M > 3 years	0%	0%

Key figures for liquidity risk

	December 31, 2018	December 31, 2017
LCR under Swedish FSA rules
Total	n.a.	505%
EUR	n.a.	3,064%
USD	n.a.	557%
LCR under EU Commission’s delegated act
Total	266%	169%
NFSR	144%	140%

Liquidity investments by exposure type as of December 31, 2018

Liquidity investment by region at December 31, 2018

Contractual flows

	December 31, 2018
		Due	Due	Due
	Due	1 month < 3	3 months < 1	1 year < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	months	year	years	years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	2,042	—	—	—	—	2,042	374	2,416
Treasuries/government bonds	1,444	6,613	1,717	1,357	—	11,131	-14	11,117
Other interest-bearing securities except loans	9,262	16,699	8,340	14,818	—	49,119	-454	48,665
Loans in the form of interestbearing securities	-492	646	3,165	27,835	8,668	39,822	-3,041	36,781
Loans to credit institutions	124	3,096	15,458	7,843	1,996	28,517	-792	27,725
Loans to the public	3,999	9,963	27,271	87,564	48,718	177,515	-16,421	161,094
Derivatives	261	518	1,138	2,311	1,858	6,086	443	6,529
Total	16,640	37,535	57,089	141,728	61,240	314,232	-19,905	294,327
of which derivatives in hedge relationship	429	594	2,912	9,782	5,601	19,318	-1,964	17,354

	December 31, 2018
		Due 1	Due 3	Due 1
	Due < 1	1 month < 3	3 months < 1	1 year< 5	Due > 5		Discounting	Carrying
Skr mn	month	months	year	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	1	-567	-1,690	—	—	-2,256	9	-2,247
Debt securities issued	-6,946	-33,541	-66,570	-145,134	-26,565	-278,756	23,156	-255,600
Derivatives	-99	-1,064	-1,095	-4,721	-343	-7,322	-14,612	-21,934
Subordinated liabilities	—	—	—	—	—	—	—	—
Total	-7,044	-35,172	-69,355	-149,855	-26,908	-288,334	8,553	-279,781
of which derivatives in hedge relationship	-14	-2,934	-41,276	-119,575	-11,799	-175,598	12,426	-163,172

Obligations
Committed undisbursed loans	-142	-2,743	-15,177	-20,279	38,340	—	—	—

Liquidity surplus (+)/deficit (-)	9,454	-380	-27,443	-28,406	72,672	25,897	—	—

Accumulated liquidity surplus (+)/deficit (-)	9,454	9,074	-18,369	-46,775	25,897	25,897	—	—

In addition to the instruments in the Statement of Financial Position and committed undisbursed loans, SEK has outstanding binding offers of Skr 0.7 billion as well as additional available funds consisting of a credit facility with the Swedish National Debt Office of Skr 125 billion for 2018, which can be used within the CIRR-system. With regard to deficit in cash flow with maturity between three months and  five years, SEK has the intention to refinance these through borrowing on the financial market.

Repayments subject to notice for liabilities and hedging derivatives are treated as if notice were to be given immediately, whether it is SEK or the counterparty that has the right to demand early redemption. Assets with repayments subject to notice are assumed to occur on the maturity date. “Subordinated liabilities” which consists of a dated subordinated instrument, were assumed be repaid at the time of the first redemption date. Embedded derivatives in financial assets and liabilities have been excluded. Forward prices are used for contracts with variable interest rate structure, except for contracts that have reached the fixing date in which case the interest rate is used.

For a contract with a fixed-interest rate structure, the interest rate has been applied for the entire tenor. When a contract has been structured and uses an interest-rate formula, a plain vanilla setup has been adopted and forward rates applied. The conservative scenario using the prudence concept for cash flows for liabilities and hedging derivatives is not likely to be the real outcome. Differences between book values and future cash flows for financial assets and financial liabilities are reported in the column "Discount effect".

Cash flows for cash collateral under derivatives’ CSAs are assumed to have the same cash flows as the related derivatives.

The following items other than financial instruments have an approximate expected recovery time of less than 12 months: other assets; prepaid expenses; accrued revenue; other liabilities; accrued expenses and prepaid revenue. All other balance-sheet items other than financial instruments have an approximate expected recovery time of 12 months or more.

The amounts above include interest, except for committed undisbursed loans.

	December 31, 2017
		Due	Due	Due
	Due	1 month <	3 months	1 year < 5	Due		Discounting	Carring
Skr mn	< 1 month	3 months	< 1 year	years	> 5 years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	1,231	—	—	—	—	1,231	—	1,231
Treasuries/government bonds	767	1,093	985	1,536	—	4,381	1	4,382
Other interest-bearing securities except loans	3,305	8,670	22,630	5,547	—	40,152	-345	39,807
Loans in the form of interestbearing securities	314	1,451	6,789	24,151	11,574	44,279	-3,154	41,125
Loans to credit institutions	210	9,973	3,479	7,417	2,907	23,986	-788	23,198
Loans to the public	4,764	7,230	24,147	76,541	43,362	156,044	-14,933	141,111
Derivatives	309	1,069	1,165	2,801	2,687	8,031	-228	7,803
Total	10,900	29,486	59,195	117,993	60,530	278,104	-19,447	258,657

	December 31, 2017
		Due	Due	Due
	Due	1 month <	3 months	1 year < 5	Due		Discounting	Carrying
Skr million	< 1 month	3 months	< 1 year	years	> 5 years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	40	-2,368	—	—	—	-2,328	11	-2,317
Debt securities issued	-1,832	-24,648	-48,126	-136,112	-34,095	-244,813	22,297	-222,516
Derivatives	-70	-1,227	-667	-658	236	-2,386	-14,094	-16,480
Subordinated liabilities	—	—	-2,049	—	—	-2,049	9	-2,040
Total	-1,862	-28,243	-50,842	-136,770	-33,859	-251,576	8,223	-243,353

Obligations
Committed undisbursed loans	-696	-3,649	-17,753	-14,013	36,111	—	—	—

Liquidity surplus (+)/deficit (-)	8,342	-2,406	-9,400	-32,790	62,782	26,528	—	—

Accumulated liquidity surplus (+)/deficit (-)	8,342	5,936	-3,464	-36,254	26,528	26,528	—	—

Operational risk

Operational risk is the risk of losses resulting from inadequate or faulty internal processes or systems, human error, or from external events. Operational risk also includes legal risk and IT and security risk.

Risk management

Operational risk exists in potentially all functions within SEK. The managers of all the various SEK functions have a responsibility for effective management of operational risk within their own function. To support operational risk management, SEK works in compliance with policy documents in accordance with SEK’s risk framework. The risk function is responsible for monitoring, analyzing and reporting aggregated risk levels, and for monitoring the appropriateness and efficiency of the Company’s operational risk management. The Risk and Compliance Committee is responsible for monitoring operational risk. The Risk function reports to the Risk and Compliance Committee and to the Board’s Finance and Risk Committee.

Risk measurement

SEK measures and reports operational risk levels at least each quarter. The risk level is based on an assessment of expected loss from risks with a high rating, the scope of losses due to incidents over the past four quarters and whether any breaches of rules related to the operations requiring permits have occurred. SEK uses the standardized approach in calculating the capital requirement for operational risk.

Risk monitoring

SEK’s work on operational risk is conducted at all levels of the organization to ensure that the Company is able to identify and reduce risk. All risk-related events are registered in an IT-based incident-reporting system. The fundamental cause is analyzed and actions are then taken to prevent a recurrence. By means of the new product approval process (NPAP), SEK prevents the Company from unknowingly taking on risks that the Company is unable to manage. The functions perform regular self-assessments of the operations in order to identify and reduce major risks. The self-assessments and the subsequent analysis are coordinated with business planning and the internal capital assessment. The Risk function carries out aggregated monitoring and analysis of the risks and action plans, as well as of significant operational risk events.

Risk information

For a supplementary and expanded account of the operational risk related information, refer to the separate risk report,”SEK-Capital Adequacy and Risk Management Report-Pillar 3.”

Sustainability risk

Sustainability risk is the risk that SEK’s operations directly or indirectly impact their surroundings negatively in respect of ethics, corruption, climate and the environment, human rights and labor conditions. Human rights includes the child rights perspective, labor conditions encompasses gender equality and diversity. Ethics is included in tax transparency.

Risk management

Sustainability risks are managed according to a risk-based approach and SEK only engages in transactions for which SEK has conducted know your customer activities. SEK’s measures to manage sustainability risks are subject to national and international regulations and guidelines, along with the state’s ownership policy and guidelines for state-owned companies, SEK’s owner instruction, pertaining to anti-corruption, climate and environmental consideration, human rights and labor conditions. Based on international sustainability guidelines, SEK sets requirements on the operations and projects the Company finances in order to mitigate negative environmental and societal impacts.

The international guidelines pursued by SEK are described in Sustainability Note 4.

Risk measurement

In connection with new business opportunities, the potential sustainability risks are identified and assessed at country, counterparty and transaction level.

Country — Countries are classified according to the risk of corruption, negative impact on human rights including labor conditions and the risk of money laundering, financing of terrorism and non-transparent tax jurisdiction.

Counterparty — Checks are conducted as part of know your customer, including checks of ownership and checks against international sanction lists, as well as whether the counterparty has been involved in significant sustainability-related incidents.

Transaction — Projects and project-related financing are classified based on their potential societal and environmental impact according to the OECD’s framework for export credits or the Equator Principles. Category A projects have a potentially material impact, category B projects potentially have some impact, and category C projects have little or no potential impact. Other business transactions are analyzed to assess the risk of corruption, negative environmental or climate impact, negative effects on human rights and labor conditions and the risk of money laundering, financing of terrorism and non-transparent tax jurisdiction.

Elevated sustainability risk

The sustainability risk is considered to be elevated in the following cases:

Category A and B project and project-related financing

Lending for coal mines and coal-fired power, as well as other fossil energy extraction with significant carbon dioxide emissions

Raised corruption risk or increased risks for negative impact on human rights as follows

Raised corruption risks:

defense and construction industries in complex markets

major projects with public buyers in complex markets

exporters who use agents in an underlying transaction in complex markets suspicion of a chain of business transactions where amounts/quantities in countries with particularly high corruption risk

Increased risks for negative impact on human rights as follows:

mining operations in complex markets

conflict areas

telecom operators in countries under repressive, authoritarian rule countries in which human rights are at especially high risk

A complex market is defined as countries with either a high risk of corruption or a high risk of negative impact on human rights.

Managing elevated sustainability risk

An in-depth sustainability review is performed in cases of elevated sustainability risk. The extent and form of the review depends on the scope of the financing, the level of the identified risks and SEK’s ability to influence the situation. Where necessary, societal and environmental conditions are included in loan agreements, and site visits may be included as part of an evaluation. In the case of deviations from international standards or other deficient management of sustainability risks, the counterparty is required to take actions to rectify this.

Risk monitoring

Sustainability risk is monitored through regular analysis and reporting to the Board of Directors. Project or project-related funding with an identified elevated sustainability risk is monitored via continuous incident searches and via checks of compliance with the agreement's sustainability clauses. In the monitoring, one transaction during the year, which is not project or project-related, was found to have not undergone  risk identification prior to credit approval.

Risk information

SEK granted loans to the following projects in 2018:

One A-project in Europe

Two B-projects in Europe

Three B-projects in America